Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.2%)
	Linde plc	4,054,617	1,295,166
	Ecolab Inc.	2,056,776	363,144
	Fastenal Co.	4,591,556	272,739
	Albemarle Corp.	467,107	103,301
			2,034,350
Consumer Discretionary (23.9%)
*	Amazon.com Inc.	3,449,818	11,246,234
*	Tesla Inc.	6,594,712	7,106,462
	Home Depot Inc.	8,328,681	2,493,024
	Costco Wholesale Corp.	3,536,661	2,036,586
*	Walt Disney Co.	14,521,829	1,991,814
	McDonald's Corp.	5,930,814	1,466,572
	NIKE Inc. Class B	10,179,848	1,369,800
*	Netflix Inc.	3,441,021	1,288,972
	Lowe's Cos. Inc.	5,344,436	1,080,592
	Starbucks Corp.	9,176,018	834,742
*	Booking Holdings Inc.	326,177	766,010
	TJX Cos. Inc.	9,040,289	547,661
	Estee Lauder Cos. Inc. Class A	1,668,164	454,274
*	Airbnb Inc. Class A	2,489,189	427,543
*	Uber Technologies Inc.	11,689,985	417,099
	Dollar General Corp.	1,847,660	411,345
*	Marriott International Inc. Class A	2,212,032	388,765
*	O'Reilly Automotive Inc.	534,545	366,142
*	Lululemon Athletica Inc.	940,302	343,426
*	Hilton Worldwide Holdings Inc.	2,226,442	337,840
*	AutoZone Inc.	164,569	336,474
*	Chipotle Mexican Grill Inc. Class A	212,384	335,998
	Electronic Arts Inc.	2,243,276	283,797
	Yum! Brands Inc.	2,305,368	273,255
*	Aptiv plc	2,158,202	258,358
	Ross Stores Inc.	2,818,904	254,998
*	Trade Desk Inc. Class A	3,493,298	241,911
	Activision Blizzard Inc.	2,950,564	236,370
*	Expedia Group Inc.	1,197,656	234,345
*	Copart Inc.	1,702,423	213,603
	Tractor Supply Co.	899,165	209,838
*	Ulta Beauty Inc.	431,616	171,878
*	Royal Caribbean Cruises Ltd.	1,727,982	144,770
*	Take-Two Interactive Software Inc.	920,678	141,545
*	Live Nation Entertainment Inc.	1,164,753	137,022
*	Las Vegas Sands Corp.	3,349,292	130,187

		Shares	Market Value ($000)
*	Etsy Inc.	1,011,275	125,681
*	Caesars Entertainment Inc.	1,622,943	125,551
	Domino's Pizza Inc.	290,309	118,159
*	NVR Inc.	25,628	114,487
*	Roblox Corp. Class A	2,345,753	108,468
*,1	AMC Entertainment Holdings Inc. Class A	4,100,793	101,044
*	Burlington Stores Inc.	532,965	97,090
*	Lyft Inc. Class A	2,277,147	87,442
*	Carvana Co. Class A	661,924	78,961
*,1	Rivian Automotive Inc. Class A	1,407,343	70,705
	Rollins Inc.	1,965,182	68,880
*	Wayfair Inc. Class A	600,800	66,557
*	Wynn Resorts Ltd.	829,123	66,114
	Pool Corp.	151,613	64,110
*,1	Lucid Group Inc.	2,301,280	58,452
*	DraftKings Inc. Class A	2,441,417	47,534
	Vail Resorts Inc.	161,147	41,942
	Warner Music Group Corp. Class A	931,303	35,250
*	Endeavor Group Holdings Inc. Class A	1,157,033	34,156
[1]	Sirius XM Holdings Inc.	4,737,546	31,363
*	Peloton Interactive Inc. Class A	1,148,782	30,351
*,1	Chewy Inc. Class A	680,497	27,751
*,1	QuantumScape Corp. Class A	806,969	16,131
			40,595,431
Consumer Staples (0.7%)
	Colgate-Palmolive Co.	3,352,999	254,258
	Hershey Co.	1,161,910	251,704
*	Monster Beverage Corp.	2,952,877	235,935
	Church & Dwight Co. Inc.	1,935,243	192,324
	Brown-Forman Corp. Class B	2,340,490	156,860
	Brown-Forman Corp. Class A	276,438	17,344
	Lamb Weston Holdings Inc.	289,114	17,321
*	Olaplex Holdings Inc.	516,197	8,068
			1,133,814
Energy (0.7%)
	Pioneer Natural Resources Co.	1,839,901	460,030
	Cheniere Energy Inc.	1,826,770	253,282
*	Enphase Energy Inc.	961,278	193,967
*	Plug Power Inc.	4,598,132	131,552
	Diamondback Energy Inc.	708,715	97,151
	Coterra Energy Inc.	3,079,730	83,060
			1,219,042
Financials (2.5%)
	S&P Global Inc.	2,685,250	1,101,436
	Aon plc Class A (XNYS)	1,621,248	527,927
	Moody's Corp.	1,255,235	423,529
	Blackstone Inc.	2,808,258	356,480
	MSCI Inc. Class A	615,755	309,651
*	SVB Financial Group	468,837	262,291
	First Republic Bank	1,427,515	231,400
	Apollo Global Management Inc.	3,351,040	207,731
*	Coinbase Global Inc. Class A	1,091,741	207,278
	Broadridge Financial Solutions Inc.	931,567	145,054
	FactSet Research Systems Inc.	301,569	130,926
	MarketAxess Holdings Inc.	286,853	97,587
*	Markel Corp.	51,594	76,114
	Tradeweb Markets Inc. Class A	854,566	75,091

		Shares	Market Value ($000)
	Ares Management Corp. Class A	601,959	48,897
	Interactive Brokers Group Inc. Class A	372,388	24,544
			4,225,936
Health Care (7.4%)
	Thermo Fisher Scientific Inc.	3,119,969	1,842,810
*	Intuitive Surgical Inc.	2,853,457	860,831
	Danaher Corp.	2,567,440	753,107
	Stryker Corp.	2,710,420	724,631
	Zoetis Inc.	3,387,992	638,941
*	Edwards Lifesciences Corp.	4,969,679	585,031
*	Regeneron Pharmaceuticals Inc.	808,615	564,753
*	Vertex Pharmaceuticals Inc.	2,030,726	529,959
*	Boston Scientific Corp.	11,377,446	503,907
*	Moderna Inc.	2,587,603	445,740
*	Illumina Inc.	1,251,959	437,434
*	DexCom Inc.	774,144	396,052
*	IDEXX Laboratories Inc.	671,917	367,579
*	IQVIA Holdings Inc.	1,522,585	352,037
	Agilent Technologies Inc.	2,408,709	318,744
	ResMed Inc.	1,166,496	282,887
*	Align Technology Inc.	597,699	260,597
	West Pharmaceutical Services Inc.	592,636	243,401
*	Veeva Systems Inc. Class A	1,108,318	235,473
*	Horizon Therapeutics plc	1,808,609	190,284
	PerkinElmer Inc.	1,006,379	175,573
	Cooper Cos. Inc.	393,246	164,216
*	Seagen Inc.	1,098,483	158,236
*	Alnylam Pharmaceuticals Inc.	958,800	156,562
*	Catalent Inc.	1,357,458	150,542
*	Insulet Corp.	552,112	147,077
*	Avantor Inc.	4,135,860	139,875
*	Incyte Corp.	1,501,155	119,222
*	ABIOMED Inc.	345,123	114,319
*	BioMarin Pharmaceutical Inc.	1,467,408	113,137
*	Exact Sciences Corp.	1,386,904	96,972
	STERIS plc	399,640	96,621
*	Bio-Rad Laboratories Inc. Class A	168,659	94,994
*	Teladoc Health Inc.	1,150,385	82,977
	Teleflex Inc.	187,088	66,384
*	Charles River Laboratories International Inc.	201,138	57,117
*	agilon health Inc.	1,410,995	35,769
*	10X Genomics Inc. Class A	335,107	25,492
*	GoodRx Holdings Inc. Class A	273,826	5,293
*,1	Ginkgo Bioworks Holdings Inc.	709,812	2,861
			12,537,437
Industrials (10.3%)
	Visa Inc. Class A	12,782,907	2,834,865
	Mastercard Inc. Class A	6,961,303	2,487,830
	Accenture plc Class A	5,250,900	1,770,761
*	PayPal Holdings Inc.	9,293,381	1,074,780
*	Boeing Co.	4,650,468	890,565
	Automatic Data Processing Inc.	3,350,194	762,303
	Union Pacific Corp.	2,540,030	693,962
	United Parcel Service Inc. Class B	2,921,495	626,544
*	Block Inc. (XNYS)	4,089,044	554,474
*	Fiserv Inc.	4,682,615	474,817
	Sherwin-Williams Co.	1,868,590	466,437

		Shares	Market Value ($000)
	Paychex Inc.	2,589,459	353,384
	Global Payments Inc.	2,249,323	307,797
	Cintas Corp.	703,091	299,088
	Verisk Analytics Inc. Class A	1,286,680	276,160
	Rockwell Automation Inc.	926,975	259,581
*	Mettler-Toledo International Inc.	181,983	249,897
	Old Dominion Freight Line Inc.	824,690	246,318
	Equifax Inc.	973,264	230,761
*	Keysight Technologies Inc.	1,441,420	227,701
	Vulcan Materials Co.	1,058,145	194,381
*	Bill.Com Holdings Inc.	784,682	177,958
*	Teledyne Technologies Inc.	372,105	175,868
*	Zebra Technologies Corp. Class A	423,262	175,104
	TransUnion	1,530,723	158,185
*	Generac Holdings Inc.	508,712	151,220
*	Waters Corp.	482,681	149,819
*	Trimble Inc.	2,003,991	144,568
	Expeditors International of Washington Inc.	1,351,361	139,406
*	TransDigm Group Inc.	210,227	136,971
	JB Hunt Transport Services Inc.	670,150	134,559
	Ball Corp.	1,282,609	115,435
	Martin Marietta Materials Inc.	248,561	95,669
*	FleetCor Technologies Inc.	307,220	76,516
	HEICO Corp. Class A	581,810	73,791
*	Affirm Holdings Inc.	1,514,782	70,104
	Jack Henry & Associates Inc.	290,798	57,302
	Cognex Corp.	658,064	50,770
	HEICO Corp.	328,173	50,388
*	Aurora Innovation Inc.	194,907	1,090
			17,417,129
Real Estate (2.4%)
	American Tower Corp.	3,632,405	912,533
	Crown Castle International Corp.	3,447,692	636,444
	Equinix Inc.	723,698	536,709
	Public Storage	1,189,709	464,320
	Digital Realty Trust Inc.	2,268,540	321,679
	SBA Communications Corp. Class A	867,731	298,586
*	CoStar Group Inc.	3,149,371	209,780
	Invitation Homes Inc.	4,845,060	194,674
	Realty Income Corp.	2,357,933	163,405
	Sun Communities Inc.	924,920	162,129
	UDR Inc.	1,267,656	72,725
*	Zillow Group Inc. Class C	1,313,564	64,746
*	Zillow Group Inc. Class A	340,889	16,441
*	Opendoor Technologies Inc.	1,856,210	16,056
			4,070,227
Technology (49.6%)
	Apple Inc.	123,656,979	21,591,745
	Microsoft Corp.	59,795,876	18,435,667
*	Alphabet Inc. Class A	2,398,754	6,671,774
*	Alphabet Inc. Class C	2,140,045	5,977,124
	NVIDIA Corp.	18,943,303	5,168,870
*	Meta Platforms Inc. Class A	18,417,958	4,095,417
*	Adobe Inc.	3,762,584	1,714,309
*	salesforce.com Inc.	7,463,378	1,584,624
*	Advanced Micro Devices Inc.	12,980,732	1,419,313
	Texas Instruments Inc.	7,366,041	1,351,521

		Shares	Market Value ($000)
	Intuit Inc.	2,145,758	1,031,766
	Applied Materials Inc.	7,045,848	928,643
*	ServiceNow Inc.	1,595,458	888,495
	Micron Technology Inc.	8,931,604	695,683
	QUALCOMM Inc.	4,494,376	686,831
	Lam Research Corp.	1,112,718	598,208
*	Palo Alto Networks Inc.	785,626	489,060
	Marvell Technology Inc.	6,731,129	482,689
*	Snowflake Inc. Class A	2,076,982	475,899
	KLA Corp.	1,202,388	440,146
*	Synopsys Inc.	1,220,850	406,873
	Roper Technologies Inc.	842,155	397,691
*	Fortinet Inc.	1,108,240	378,730
*	Autodesk Inc.	1,754,198	376,012
*	Workday Inc. Class A	1,539,887	368,741
*	Cadence Design Systems Inc.	2,211,693	363,735
	Amphenol Corp. Class A	4,776,372	359,900
*	Crowdstrike Holdings Inc. Class A	1,577,430	358,203
*	Snap Inc. Class A	9,832,483	353,871
	Microchip Technology Inc.	4,434,483	333,207
*	Datadog Inc. Class A	1,949,554	295,299
*	Cloudflare Inc. Class A	1,994,245	238,711
*	Match Group Inc.	2,159,769	234,853
*	Twitter Inc.	6,064,011	234,617
*	DoorDash Inc. Class A	1,988,569	233,040
*	Twilio Inc. Class A	1,368,870	225,603
*	MongoDB Inc. Class A	505,582	224,271
*	ANSYS Inc.	695,531	220,935
*	Zoom Video Communications Inc. Class A	1,641,872	192,477
*	Palantir Technologies Inc. Class A	13,845,504	190,099
*	Splunk Inc.	1,266,366	188,195
*	Gartner Inc.	623,365	185,426
*	Okta Inc.	1,184,200	178,767
	Skyworks Solutions Inc.	1,307,958	174,325
*	HubSpot Inc.	360,333	171,137
	Monolithic Power Systems Inc.	350,474	170,218
*	VeriSign Inc.	746,905	166,156
*	Unity Software Inc.	1,641,305	162,834
*	Zscaler Inc.	670,367	161,746
*	DocuSign Inc. Class A	1,499,419	160,618
	Teradyne Inc.	1,295,478	153,164
*	Tyler Technologies Inc.	329,602	146,637
*	Paycom Software Inc.	408,221	141,400
	SS&C Technologies Holdings Inc.	1,724,251	129,353
*	EPAM Systems Inc.	430,794	127,778
*	ZoomInfo Technologies Inc. Class A	2,091,180	124,927
*	Pinterest Inc. Class A	4,544,212	111,833
*	GoDaddy Inc. Class A	1,334,131	111,667
*	RingCentral Inc. Class A	664,243	77,856
*	Akamai Technologies Inc.	647,219	77,271
	Bentley Systems Inc. Class B	1,622,158	71,667
*	AppLovin Corp. Class A	1,299,618	71,570
*	Black Knight Inc.	1,175,307	68,156
*	Coupa Software Inc.	594,823	60,452
*	Zendesk Inc.	485,427	58,392
*	Dropbox Inc. Class A	2,261,920	52,590
*	IAC/InterActiveCorp.	317,332	31,822
*	Qualtrics International Inc. Class A	644,868	18,411

		Shares	Market Value ($000)
*,1	HashiCorp Inc. Class A	61,081	3,298
*,1	Gitlab Inc. Class A	43,639	2,376
*	Toast Inc. Class A	91,139	1,980
			84,076,674
Telecommunications (0.9%)
*	Charter Communications Inc. Class A	895,667	488,604
*	T-Mobile US Inc.	2,490,562	319,664
*	Arista Networks Inc.	1,841,547	255,938
	Motorola Solutions Inc.	670,820	162,473
*	Liberty Broadband Corp. Class C	1,135,194	153,614
*	Roku Inc.	950,120	119,022
*	Liberty Broadband Corp. Class A	173,001	22,673
			1,521,988
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,052,411	286,722
Total Common Stocks (Cost $75,733,114)			169,118,750
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.312% (Cost $570,518)	5,706,303	570,574
Total Investments (100.1%) (Cost $76,303,632)			169,689,324
Other Assets and Liabilities—Net (-0.1%)			(196,348)
Net Assets (100%)			169,492,976
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $190,580,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $205,990,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	1,112	251,910	13,536

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/31/22	BANA	37,459	(0.070)	—	(2)
Visa Inc. Class A	8/31/22	BANA	98,688	(0.030)	169	—
					169	(2)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $2,444,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	169,118,750	—	—	169,118,750
Temporary Cash Investments	570,574	—	—	570,574
Total	169,689,324	—	—	169,689,324
Derivative Financial Instruments
Assets
Futures Contracts[1]	13,536	—	—	13,536
Swap Contracts	—	169	—	169
Total	13,536	169	—	13,705
Liabilities
Swap Contracts	—	2	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.